UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================

                                 FMC SELECT FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2004

ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 8.54% for the year ended October 31, 2004. The Fund outperformed both the 7.67% average total return of its peer group, the Lipper Flexible Fund Universe, and the 8.41% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities. As of October 31, 2004, 80% of the Fund's assets were invested in equities (including convertible securities), within the targeted equity allocation of 75-85%. The remaining assets were in medium-term, fixed income instruments and cash equivalents.

During the Fund's fiscal year ended October 31, 2004, the majority of the S&P 500's performance came from the energy, materials and industrials sectors. Despite the Fund's minimal exposure to these sectors, the Fund still managed to outperform both its peer group and benchmark. We attribute this outperformance in both the past year and, more importantly, over the longer term, to our continued focus on fundamentals such as valuation, return-on-equity, balance sheet strength and the quality of earnings. While we remain focused on these fundamentals regardless of the environment, there are a number of indicators that suggest that the memory of the scandals and excesses of the late 1990s are fading from the collective memories of both Wall Street and Corporate America. After several years of improvement in the quality of reported earnings, we have noted an increase in the gap between "operating" earnings and GAAP (generally accepted accounting principles) earnings. Whereas "operating" earnings exceeded GAAP earnings by 13% for U.S. firms reporting in the third quarter of 2003, this difference expanded to 20% in the third quarter of 2004.

We view "operating" earnings with a healthy dose of skepticism because they often exclude expenses which management views as "extraordinary" or "special", but which we view as ongoing business expenses. When the issue of "operating" earnings is raised with management, common responses include that "everyone else is doing it" and, in this Sarbanes-Oxley environment, "of course, we also disclose GAAP earnings", often buried in the earnings release in small type. We view the growing number of Wall Street analysts who uncritically accept
"operating" earnings as further evidence of P.T. Barnum's comment on the reproductive rate of the naive -- there's a sucker born every minute.

We want to reiterate that, as value investors, we examine many measurements to determine the value of the businesses that we analyze and own. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials and the yield available from the 30-year U.S. Treasury. As of October 31, 2004, the equity portion of the Fund's portfolio had an earnings yield of 6.5%, an 8% premium to the 6.0% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 4.8% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the Fund's earnings are estimated to increase by 65% over the next five years, which would increase the earnings yield at that time to 10.7% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                  FMC SELECT FUND   S&P INDUSTRIALS INDEX
                                  ---------------   ---------------------
QUALITY

Return-on-Equity (ROE) [1]              21%                  19%
Period Needed to Retire
   Debt from Free Cash Flow [2]       2 Years              8 Years
Estimated Annual EPS Growth
   for 2005-2010                      10.5%                 8.0%

VALUATION

2004 Estimated Price/Earnings         15.5X                16.8X
--------------------------------------------------------------------------------

[1] ROE is based on net income for the trailing four quarters ended 9/30/04 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the Fund's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the Fund's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/ Bernard Groveman   /s/ William McElroy    /s/ A. Byron Nimocks
Bernard Groveman       William McElroy        A. Byron Nimocks
Equity Manager         Fixed Income Manager   Equity Manager

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE MERRILL
             LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX, AND AN
             80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

            -------------------------------------------------
                             TOTAL RETURN(1)
            -------------------------------------------------
                       Annualized   Annualized    Annualized
            One Year     3 Year       5 Year     Inception to
             Return      Return       Return        Date(2)
            -------------------------------------------------
              8.54%       8.66%        9.03%        14.40%
            -------------------------------------------------

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL.]

                                     80/20 BLEND OF THE ABOVE
              FMC SELECT FUND   S&P AND MERRILL LYNCH INDICES
 5/31/95(2)          $ 10,000                        $ 10,000
10/31/95               10,844                          10,875
10/31/96               13,445                          13,078
10/31/97               17,547                          16,614
10/30/98               19,268                          19,902
10/31/99               22,771                          23,972
10/31/00               25,479                          25,496
10/31/01               27,346                          20,907
10/31/02               27,677                          18,641
10/31/03               32,324                          21,948
10/31/04               35,085                          23,793

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL.]

                                                                 MERRILL LYNCH
                                               S&P 500         1-10 YEAR CORP./
              FMC SELECT FUND       COMPOSITE INDEX(4)  GOVERNMENT BOND INDEX(3)
 5/31/95(2)          $ 10,000                $ 10,000                $ 10,000
10/31/95               10,844                  11,006                  10,353
10/31/96               13,445                  13,658                  10,948
10/31/97               17,547                  18,044                  11,781
10/30/98               19,268                  22,011                  12,864
10/31/99               22,771                  27,662                  12,981
10/31/00               25,479                  29,346                  13,827
10/31/01               27,346                  22,039                  15,796
10/31/02               27,677                  18,709                  16,735
10/31/03               32,324                  22,600                  17,601
10/31/04               35,085                  24,729                  18,344

(1) The data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

(2) The FMC Select Fund commenced operations on May 8, 1995. The performance reflected in the graph begins at the end of the month operations commenced.

(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

(4) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            PORTFOLIO COMPOSITION(5)

Residential Mortgage Obligations      0.8%
Utilities                             0.3%
Other Asset-Backed Obligations        0.3%
Convertible Bonds                     0.1%
Deposit Note                          0.1%
Consumer Products                     8.8%
Media                                10.2%
Health Care Products                  9.4%
Health Care Services                  7.6%
U.S. Treasury Obligations             7.5%
Corporate Obligations                 6.9%
Banks                                 6.6%
Food, Beverage & Tobacco              6.0%
Foreign Stock                         5.9%
Retail                                5.4%
Information Services                  5.3%
Insurance                             5.3%
Diversified Operations                3.2%
U.S. Government Agency Obligations    2.3%
Energy Services                       2.3%
Automotive & Truck Related            2.2%
Telephones & Telecommunications       1.6%
Commercial Mortgage Obligations       1.2%
Equipment Trust Obligations           0.5%
Professional Services                 0.2%

(5) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

October 31, 2004

                                                                 Value
                                                    Shares       (000)
-------------------------------------------------------------------------
COMMON STOCK (74.3%)
AUTOMOTIVE & TRUCK RELATED (2.2%)
   Autozone* ...................................      65,300   $   5,342
                                                               ---------

BANKS (6.6%)
   Bay View Capital ............................      94,900       1,582
   Compass Bancshares ..........................      10,185         487
   First Horizon National ......................      24,100       1,043
   North Fork Bancorporation ...................     141,700       6,249
   TF Financial ................................      32,000         937
   US Bancorp ..................................      65,000       1,860
   Washington Mutual ...........................     110,396       4,273
                                                               ---------
                                                                  16,431
                                                               ---------
CONSUMER PRODUCTS (8.8%)
   Dorel Industries, Cl B* .....................     199,800       6,042
   Kimberly-Clark ..............................      93,600       5,585
   Mattel ......................................     329,800       5,775
   Unilever ADR ................................     132,400       4,513
                                                               ---------
                                                                  21,915
                                                               ---------
DIVERSIFIED OPERATIONS (3.2%)
   Berkshire Hathaway, Cl A* ...................          41       3,454
   Berkshire Hathaway, Cl B* ...................       1,631       4,574
                                                               ---------
                                                                   8,028
                                                               ---------
ENERGY SERVICES (2.3%)
   Nabors Industries* ..........................     114,400       5,619
                                                               ---------
FOOD, BEVERAGE & TOBACCO (6.0%)
   Del Monte Foods* ............................     485,700       5,187
   McCormick ...................................     176,300       6,246
   Nestle ADR ..................................      60,000       3,537
                                                               ---------
                                                                  14,970
                                                               ---------
HEALTH CARE PRODUCTS (9.4%)
   Abbott Laboratories .........................     104,100       4,438
   Baxter International ........................     180,400       5,549
   C.R. Bard ...................................      68,400       3,885
   Hospira* ....................................      10,410         332
   Pfizer ......................................     314,740       9,112
                                                               ---------
                                                                  23,316
                                                               ---------
HEALTH CARE SERVICES (7.6%)
   Cardinal Health .............................     106,800       4,993
   HCA .........................................     191,400       7,030
   IMS Health ..................................      69,426       1,471
   UnitedHealth Group ..........................      75,902       5,495
                                                               ---------
                                                                  18,989
                                                               ---------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

October 31, 2004

                                                                 Value
                                                    Shares       (000)
-------------------------------------------------------------------------
INFORMATION SERVICES (5.3%)
   Amdocs* .....................................     237,500   $   5,973
   DoubleClick* ................................     133,600         850
   First Data ..................................     156,850       6,475
                                                               ---------
                                                                  13,298
                                                               ---------

INSURANCE (5.3%)
   Leucadia National ...........................      87,470       5,174
   Marsh & McLennan ............................     125,100       3,460
   Phoenix .....................................     260,000       2,743
   UnumProvident ...............................     138,700       1,895
                                                               ---------
                                                                  13,272
                                                               ---------

MEDIA (10.2%)
   Gannett .....................................      48,300       4,007
   Harte-Hanks .................................     296,550       7,633
   Liberty Media International, Cl A* ..........     188,731       6,804
   Liberty Media, Cl A* ........................     386,672       3,449
   Scholastic* .................................     113,400       3,438
                                                               ---------
                                                                  25,331
                                                               ---------
PROFESSIONAL SERVICES (0.2%)
   Gartner, Cl B* ..............................      49,462         574
                                                               ---------
RETAIL (5.4%)
   CVS .........................................     179,200       7,788
   Dollar General ..............................     292,693       5,634
                                                               ---------
                                                                  13,422
                                                               ---------
TELEPHONES & TELECOMMUNICATIONS (1.5%)
   US Cellular* ................................      91,800       3,823
                                                               ---------
UTILITIES (0.3%)
   Florida Public Utilities ....................      40,533         693
                                                               ---------
TOTAL COMMON STOCK
   (Cost $146,069) .............................                 185,023
                                                               ---------
FOREIGN STOCK (5.9%)
   Reckitt Benckiser ...........................     310,800       8,508
   Rentokil Initial* ...........................   2,191,047       6,249
                                                               ---------
TOTAL FOREIGN STOCK
   (Cost $8,646) ...............................                  14,757
                                                               ---------
WARRANTS (0.0%)
   Washington Mutual*(A) .......................      70,900           8
                                                               ---------
TOTAL WARRANTS
   (Cost $0) ...................................                       8
                                                               ---------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

October 31, 2004
                                                        Face
                                                       Amount      Value
                                                        (000)      (000)
---------------------------------------------------------------------------
CONVERTIBLE BONDS (0.1%)
   Thermo Electron, CV to 23.9006 Shares per 1,000
      3.250%, 11/01/07 .............................   $   314   $     311
                                                                 ---------
TOTAL CONVERTIBLE BONDS
   (Cost $314) .....................................                   311
                                                                 ---------
U.S.TREASURY OBLIGATIONS (7.5%)
   U.S. Treasury Bills (B)
      2.018%, 04/14/05 .............................       595         589
      1.929%, 03/10/05 .............................     4,000       3,971
      1.766%, 02/17/05 .............................     5,737       5,704
      1.650%, 01/20/05 .............................     2,377       2,367
      1.613%, 12/23/04 .............................     1,218       1,215
      1.533%, 11/12/04 .............................       821         821
   U.S. Treasury Notes
      5.875%, 11/15/04 .............................     4,000       4,006
                                                                 ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $18,676) ..................................                18,673
                                                                 ---------
CORPORATE OBLIGATIONS (6.9%)
   Ameritech Capital Funding
      9.100%, 06/01/16 .............................       700         872
   Aramark Services
      8.150%, 05/01/05 .............................       135         138
      7.000%, 07/15/06 .............................       160         170
      7.000%, 05/01/07 .............................        10          11
      6.375%, 02/15/08 .............................       190         205
   Archstone-Smith Trust
      7.250%, 08/15/09 .............................       321         331
   Block Financial
      6.750%, 11/01/04 .............................       615         615
   Blyth
      5.500%, 11/01/13 .............................       750         762
   ChevronTexaco
      8.110%, 12/01/04 .............................       192         193
   Colgate-Palmolive, MTN, Ser D
      7.840%, 05/15/07 .............................       235         263
   CSX Transportation, Ser 93-A
      6.400%, 03/15/06 .............................       500         525
   Dow Chemical, Ser 92-A2
      8.040%, 07/02/05 .............................        55          56
   Ford Motor Credit
      6.875%, 02/01/06 .............................       800         832
   Geico
      7.500%, 04/15/05 .............................       200         204

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

October 31, 2004
                                                         Face
                                                        Amount     Value
                                                        (000)      (000)
---------------------------------------------------------------------------
   General Electric Capital
      8.850%, 04/01/05 .............................   $   250   $     257
   General Motors, Ser 91-A2
      8.950%, 07/02/09 .............................       186         201
   GTE
      6.460%, 04/15/08 .............................       600         659
   Household Finance
      6.500%, 12/15/12 .............................     1,000       1,003
   HRPT Properties Trust
      6.500%, 01/15/13 .............................       500         540
   Lubrizol
      5.875%, 12/01/08 .............................       245         260
   May Department Stores
      9.750%, 02/15/21 .............................       342         445
   McCormick, MTN, Ser A
      6.240%, 02/01/06 .............................       250         261
   Midamerican Energy, MTN
      6.375%, 06/15/06 .............................       100         105
   Mohawk Industries, Ser D
      7.200%, 04/15/12 .............................     1,400       1,622
   Procter & Gamble, ESOP, Ser A
      9.360%, 01/01/21 .............................       700         945
   Ryder System, Ser O
      6.500%, 05/15/05 .............................       250         255
   Simon Property Group
      6.875%, 11/15/06 .............................       400         428
   Southwestern Bell Telephone, MTN, Ser C
      6.970%, 08/07/06 .............................       500         533
   Transamerica Financial, MTN, Ser E
      7.140%, 08/15/05 .............................       565         585
   Union Pacific
      7.600%, 05/01/05 .............................       250         256
      4.698%, 01/02/24 .............................       150         146
   UST
      7.250%, 06/01/09 .............................       500         562
   Waddell & Reed Financial
      7.500%, 01/18/06 .............................       255         268
   Wal-Mart Stores, Ser A-2
      8.850%, 01/02/15 .............................       450         581
   Whirlpool
      7.750%, 07/15/16 .............................     1,000       1,213
   Wilmington Trust
      6.625%, 05/01/08 .............................       755         833
                                                                 ---------
TOTAL CORPORATE OBLIGATIONS
   (Cost $16,639) ..................................                17,135
                                                                 ---------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

October 31, 2004
                                                        Face
                                                       Amount      Value
                                                        (000)      (000)
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
   Export Funding Trust, Cl A, Ser 94-A
      7.890%, 02/15/05 .............................   $    25   $      25
   Federal Home Loan Mortgage Corporation
      4.750%, 10/11/12 .............................       500         500
      2.360%, 06/09/08 .............................       500         500
   Federal National Mortgage Association
      5.500%, 01/01/09 .............................        70          72
      5.000%, 03/25/18 .............................       180         183
      4.480%, 07/01/13 .............................     1,229       1,256
      4.000%, 03/25/19 .............................       550         544
      4.000%, 03/25/33 .............................       269         268
   Government National Mortgage Association
      6.000%, 09/20/20 .............................        16          16
      5.500%, 10/16/13 .............................       147         154
      5.500%, 07/20/20 .............................       200         202
      3.600%, 01/20/29 .............................       217         216
   Government Trust Certificate, Ser 95-A
      8.010%, 03/01/07 .............................        83          88
   Guaranteed Export Trust , Cl A, Ser 94-B
      7.460%, 12/15/05 .............................        65          67
   Housing and Urban Development, Ser 99-A
   5.750%, 08/01/06 ................................       265         279
   NIH Neuroscience Center, Ser B
      6.680%, 02/15/09 .............................       535         575
   Private Export Funding, Ser G
      6.670%, 09/15/09 .............................       225         255
   Small Business Administration, Ser 96-F
      6.500%, 11/01/06 .............................        45          46
   Small Business Administration, Ser 97-L
      6.550%, 12/01/17 .............................       224         240
   Small Business Administration, Ser 98-D
      6.150%, 04/01/18 .............................       186         198
                                                                 ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $5,558) ...................................                 5,684
                                                                 ---------
COMMERCIAL MORTGAGE OBLIGATIONS (1.2%)
   Asset Securitization, Ser 1997-MD7, Cl A2 (C)
      7.720%, 01/13/30 .............................     1,000       1,082
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-Top 2, Cl A1
      6.080%, 02/15/35 .............................       427         452
   Credit Suisse First Boston Mortgage Securities
      Corporation, Ser 2001-CK1, Cl A3
      6.380%, 12/16/35 .............................       500         557
   Morgan Stanley Dean Witter Capital 1, Ser
      2001-Top 1, Cl A2
      6.320%, 02/15/33 .............................       398         425
   Secured Finance
      9.050%, 12/15/04 .............................       446         449
                                                                 ---------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $2,934) ...................................                 2,965
                                                                 ---------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

October 31, 2004
                                                        Face
                                                       Amount      Value
                                                        (000)      (000)
---------------------------------------------------------------------------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.7%)
   Citicorp Mortgage Securities, Ser 2004-3, Cl A12
      5.250%, 05/25/34 .............................   $   806   $     798
   Countrywide Home Loans, Ser 2002-32, Cl 2A2
      5.000%, 01/25/18 .............................       322         331
   GSR Mortgage Loan Trust, Ser 2003-6F, Cl A1
      3.000%, 09/25/32 .............................       210         208
   Wells Fargo Mortgage Backed Securities Trust,
      Ser 2003-8, Cl A9
      4.500%, 08/25/18 .............................       500         490
                                                                 ---------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $1,809) ...................................                 1,827
                                                                 ---------
EQUIPMENT TRUST OBLIGATIONS (0.5%)
   Continental Airlines, Ser 98-3
      6.320%, 11/01/08 .............................       100          98
   Continental Airlines, Ser 02-1
      6.563%, 02/15/12 .............................       900         971
   Union Tank Car, Ser 95-A
      6.580%, 01/02/05 .............................       182         183
                                                                 ---------
TOTAL EQUIPMENT TRUST OBLIGATIONS
   (Cost $1,184) ...................................                 1,252
                                                                 ---------
OTHER ASSET-BACKED OBLIGATIONS (0.3%)
   Citibank Credit Card Master Trust I, Ser
      1998-2, Cl A
      6.050%, 01/15/10 .............................       480         521
   Union Financial Services, Taxable Student Loan,
      Ser 1998-A, Cl A9
      5.730%, 12/01/05 .............................       249         251
                                                                 ---------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
   (Cost $715) .....................................                   772
                                                                 ---------
DEPOSIT NOTE (0.1%)
   Hudson United Bank
      3.500%, 05/13/08 .............................       270         267
                                                                 ---------
TOTAL DEPOSIT NOTE
   (Cost $270) .....................................                   267
                                                                 ---------
TOTAL INVESTMENTS (99.8%)
   (Cost $202,814) .................................               248,674
                                                                 ---------
OTHER ASSETS AND LIABILITIES (0.2%)
   Investment Advisory Fees Payable ................                  (167)
   Payable for Capital Shares Redeemed .............                   (72)
   Administration Fees Payable .....................                   (31)
   Trustees' Fees Payable ..........................                    (2)
   Other Assets & Liabilities, Net .................                   798
                                                                 ---------
TOTAL OTHER ASSETS AND LIABILITIES .................                   526
                                                                 ---------
TOTAL NET ASSETS (100.0%) ..........................             $ 249,200
                                                                 =========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

October 31, 2004
                                                                    Value
                                                                    (000)
----------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
      based on 12,240,845 outstanding shares of
      beneficial interest .....................................   $ 195,079
   Undistributed net investment income ........................         192
   Accumulated net realized gain on investments ...............       8,069
   Net unrealized appreciation on investments .................      45,860
                                                                  ---------
TOTAL NET ASSETS ..............................................   $ 249,200
                                                                  =========
   Net Asset Value, Offering and Redemption Price Per Share ...   $   20.36
                                                                  =========

* NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) VARIABLE RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF OCTOBER 31, 2004.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Year Ended October 31, 2004

---------------------------------------------------------------------------
Investment Income:
Dividend Income (less foreign withholding taxes of $33) ......   $  2,326
Interest Income ..............................................      2,286
---------------------------------------------------------------------------
Total Investment Income ......................................      4,612
---------------------------------------------------------------------------
Expenses:
Investment Advisory Fees .....................................      1,895
Administration Fees ..........................................        355
Transfer Agent Fees ..........................................         56
Professional Fees ............................................         43
Printing Fees ................................................         24
Registration and Filing Fees .................................         16
Custodian Fees ...............................................         13
Trustees' Fees ...............................................          8
Insurance and Other Fees .....................................          9
---------------------------------------------------------------------------
   Total Expenses ............................................      2,419
---------------------------------------------------------------------------
      Net Investment Income ..................................      2,193
---------------------------------------------------------------------------
Net Realized Gain on Investments and Foreign Currency
   Transactions ..............................................      8,066
Net Change in Unrealized Appreciation on Investments .........      7,764
---------------------------------------------------------------------------
   Net Realized and Unrealized Appreciation on Investments ...     15,830
---------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations .........   $ 18,023
===========================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Years Ended October 31,

                                                                 2004        2003
--------------------------------------------------------------------------------------
Operations:
   Net Investment Income ...................................   $   2,193   $   2,380
   Net Realized Gain on Investments and Foreign Currency
      Transactions .........................................       8,066       6,062
   Net Change in Unrealized Appreciation on Investments ....       7,764      20,761
--------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from
         Operations ........................................      18,023      29,203
--------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ...................................      (2,161)     (2,437)
   Net Realized Gain .......................................      (6,070)     (2,504)
--------------------------------------------------------------------------------------
      Total Dividends and Distributions ....................      (8,231)     (4,941)
--------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ..................................................      42,749      32,100
   In Lieu of Dividends and Distributions ..................         232         139
   Redeemed ................................................     (12,642)    (11,830)
--------------------------------------------------------------------------------------
   Net Increase in Net Assets Derived from Capital Share
      Transactions .........................................      30,339      20,409
--------------------------------------------------------------------------------------
      Total Increase in Net Assets .........................      40,131      44,671
--------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year .......................................     209,069     164,398
--------------------------------------------------------------------------------------
   End of Year .............................................   $ 249,200   $ 209,069
======================================================================================
Undistributed Net Investment Income ........................   $     192   $     165
--------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ..................................................       2,115       1,828
   In Lieu of Dividends and Distributions ..................          12           8
   Redeemed ................................................        (621)       (677)
--------------------------------------------------------------------------------------
      Net Increase in Shares Outstanding from Share
         Transactions ......................................       1,506       1,159
======================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

          Net                                                                                              Net
         Asset                  Realized and                Dividends    Distributions       Total        Asset
         Value,        Net       Unrealized       Total      from Net        from          Dividends      Value,
       Beginning   Investment      Gain on        from      Investment     Realized           and          End       Total
        of Year      Income      Securities    Operations     Income         Gains       Distributions   of Year   Return(1)
       ---------   ----------   ------------   ----------   ----------   -------------   -------------   -------   ---------
2004    $ 19.48      $ 0.19        $ 1.44        $ 1.63      $ (0.19)      $ (0.56)        $ (0.75)      $ 20.36      8.54%
2003      17.17        0.23          2.58          2.81        (0.24)        (0.26)          (0.50)        19.48     16.79
2002      17.89        0.22          0.04(2)       0.26        (0.22)        (0.76)          (0.98)        17.17      1.21
2001      18.69        0.19          1.10          1.29        (0.18)        (1.91)          (2.09)        17.89      7.33
2000      19.34        0.15          1.78          1.93        (0.18)        (2.40)          (2.58)        18.69     11.89

                                    Ratio         Ratio
          Net                      of Net     of Expenses
        Assets,       Ratio      Investment    to Average
          End      of Expenses     Income      Net Assets   Portfolio
        of Year     to Average   to Average    (Excluding   Turnover
         (000)      Net Assets   Net Assets     Waivers)      Rate
       ---------   -----------   ----------   -----------   ---------
2004   $ 249,200      1.02%         0.93%         1.02%       11.36%
2003     209,069      1.03          1.33          1.03        19.95
2002     164,398      1.05          1.25          1.05        19.72
2001     134,948      1.05          1.08          1.05        12.68
2000     108,146      1.06          0.85          1.06        24.81

(1)  Returns  shown do not reflect  the  deduction  of taxes that a  shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  The amount shown for a share outstanding throughout the year differs from the aggregate net losses on investments for the year because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2004

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the FMC Select Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund is provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2004

      Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      FOREIGN CURRENCY TRANSLATION -- Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from in the market prices of the securities. These gains and losses are included in the net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's book and the U.S. dollar equivalent amounts actually received or paid.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2004

right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2004, were as follows (000):

Purchases
   U.S. Government .........   $  3,821
   Other ...................     51,715
Sales and Maturities
   U.S. Government .........      2,665
   Other ...................     21,694

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly the following permanent differences have been reclassified to/from the following accounts as of October 31, 2004 (000):

       UNDISTRIBUTED   ACCUMULATED
      NET INVESTMENT    REALIZED
          INCOME          GAIN
      --------------   -----------
           $ (5)          $ 5

These reclassifications have no effect on net assets or net asset value per share. These differences were due to reclassification of paydowns and foreign exchange transactions.

The tax character of dividends and distributions declared during the last two years were as follows (000):

       ORDINARY    LONG-TERM
        INCOME    CAPITAL GAIN   TOTAL
       --------   ------------   -------
2004    $ 2,718     $ 5,513      $ 8,231
2003      4,439         502        4,941

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income ............   $  2,081
Undistributed Long-Term Capital Gains ....      6,180
Unrealized Appreciation ..................     45,860
                                             --------

Total Distributable Earnings .............   $ 54,121
                                             ========

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the year then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2004, were as follows (000):

                                             NET
 FEDERAL    APPRECIATED   DEPRECIATED    UNREALIZED
TAX COST     SECURITIES    SECURITIES   APPRECIATION
---------   -----------   -----------   ------------
$ 202,814     $ 51,613     $ (5,753)      $ 45,860

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of
FMC Select Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of FMC Select Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FMC Select Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KMPG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST       TIME SERVED(2)     DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T.                   Trustee           Since 1993     Vice Chairman of                   43           Trustee of The Advisors'
COONEY                                                     Ameritrust Texas N.A.,                          Inner Circle Fund II,
77 yrs. old                                                1989-1992, and MTrust                           The MDL Funds and The
                                                           Corp., 1985-1989.                               Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.                 Trustee           Since 1993     Pennsylvania State                 43           Member and Treasurer,
PATTERSON                                                  University, Senior Vice                         Board of Trustees of
87 yrs. old                                                President, Treasurer                            Grove City College.
                                                           (Emeritus); Financial and                       Trustee of The Advisors'
                                                           Investment Consultant,                          Inner Circle Fund II, The
                                                           Professor of                                    MDL Funds and The
                                                           Transportation since                            Expedition Funds.
                                                           1984; Vice
                                                           President-Investments,
                                                           Treasurer, Senior Vice
                                                           President (Emeritus),
                                                           1982-1984. Director,
                                                           Pennsylvania Research
                                                           Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.                 Trustee           Since 1993     Private investor from              43           Trustee of The Advisors'
PETERS                                                     1987 to present. Vice                           Inner Circle Fund II, The
75 yrs. old                                                President and Chief                             MDL Funds and The
                                                           Financial Officer,                              Expedition Funds.
                                                           Western Company of North
                                                           America (petroleum
                                                           service company),
                                                           1980-1986. President of
                                                           Gene Peters and
                                                           Associates (import
                                                           company), 1978-1980.
                                                           President and Chief
                                                           Executive Officer of Jos.
                                                           Schlitz Brewing Company
                                                           before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.                  Trustee           Since 1994     Attorney, solo                     43           Trustee of The Advisors'
STOREY                                                     practitioner since 1994.                        Inner Circle Fund II,
73 yrs. old                                                Partner, Dechert (law                           The MDL Funds, The
                                                           firm), September                                Expedition Funds, State
                                                           1987-December 1993.                             Street Research Funds,
                                                                                                           Massachusetts Health and
                                                                                                           Education Tax-Exempt
                                                                                                           Trust,SEI Asset
                                                                                                           Allocation Trust, SEI
                                                                                                           Daily Income Trust, SEI
                                                                                                           Index Funds, SEI
                                                                                                           Institutional
                                                                                                           International Trust, SEI
                                                                                                           Institutional Investments
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI Liquid
                                                                                                           Asset Trust and SEI Tax
                                                                                                           Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
   1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST       TIME SERVED(2)     DURING PAST 5 YEARS            MEMBER         HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J.                 Trustee           Since 1999     Chief Executive Officer,           43           Trustee, State Street
SULLIVAN, JR.                                              Newfound Consultants,                           Navigator Securities
62 yrs. old                                                Inc. since April 1997.                          Lending Trust, since
                                                           General Partner, Teton                          1995. Trustee of The
                                                           Partners, L.P., June                            Advisors' Inner Circle
                                                           1991-December 1996; Chief                       Fund II, The MDL Funds,
                                                           Financial Officer, Nobel                        The Expedition Funds,
                                                           Partners, L.P., March                           SEI Asset Allocation
                                                           1991-December 1996;                             Trust, SEI Daily Income
                                                           Treasurer and Clerk, Peak                       Trust, SEI Index Funds,
                                                           Asset Management, Inc.,                         SEI Institutional
                                                           since 1991.                                     International Trust, SEI
                                                                                                           Institutional Investment
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI
                                                                                                           Liquid Asset Trust, SEI
                                                                                                           Tax Exempt Trust, SEI
                                                                                                           Absolute Return Master
                                                                                                           Fund, L.P., SEI
                                                                                                           Opportunity Master Fund,
                                                                                                           L.P., SEI Absolute
                                                                                                           Return Fund, L.P. and
                                                                                                           SEI Opportunity Fund,
                                                                                                           L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.                 Chairman          Since 1991     Currently performs                 43           Trustee of The Advisors'
NESHER                  of the Board                       various services on                             Inner Circle Fund II,
58 yrs. old             of Trustees                        behalf of SEI Investments                       Bishop Street Funds, The
                                                           for which Mr. Nesher is                         Expedition Funds, The
                                                           compensated. Executive                          MDL Funds, SEI Asset
                                                           Vice President of SEI                           Allocation Trust, SEI
                                                           Investments, 1986-1994.                         Daily Income Trust, SEI
                                                           Director and Executive                          Index Funds, SEI
                                                           Vice President of the                           Institutional
                                                           Administrator and the                           International Trust, SEI
                                                           Distributor, 1981-1994.                         Institutional
                                                                                                           Investments Trust, SEI
                                                                                                           Institutional Managed
                                                                                                           Trust, SEI Liquid Asset
                                                                                                           Trust, SEI Tax Exempt
                                                                                                           Trust, SEI Opportunity
                                                                                                           Master Fund, L.P., SEI
                                                                                                           Opportunity Fund, L.P.,
                                                                                                           SEI Absolute Return
                                                                                                           Master Fund, L.P., SEI
                                                                                                           Absolute Return Fund,
                                                                                                           L.P., SEI Global Master
                                                                                                           Fund, PLC, SEI Global
                                                                                                           Assets Fund, PLC, SEI
                                                                                                           Global Investments Fund,
                                                                                                           PLC and SEI Investments
                                                                                                           Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
   1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND   OTHER DIRECTORSHIPS
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD      HELD BY BOARD
      AGE(1)              THE TRUST       TIME SERVED(2)     DURING PAST 5 YEARS         MEMBER/OFFICER     MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M.                Trustee           Since 1992     Self-employed consultant           43           Director of SEI
DORAN                                                      since 2003. Partner,                            Investments Company and
1701 Market Street                                         Morgan, Lewis & Bockius                         SEI Investments
Philadelphia, PA                                           LLP (law firm), counsel                         Distribution Co.,
64 yrs. old                                                to the Trust, SEI                               Trustee of The Advisors'
                                                           Investments, the                                Inner Circle Fund II,
                                                           Administrator and the                           The MDL Funds, The
                                                           Distributor from                                Expedition Funds, SEI
                                                           1976-2003. Director of                          Asset Allocation Trust,
                                                           Distributor since 2003.                         SEI Daily Income Trust,
                                                           Director of SEI                                 SEI Index Funds, SEI
                                                           Investments 1974 to 2003;                       Institutional
                                                           Secretary of SEI                                International Trust, SEI
                                                           Investments since 1978.                         Institutional
                                                                                                           Investments Trust, SEI
                                                                                                           Institutional Managed
                                                                                                           Trust, SEI Liquid Asset
                                                                                                           Trust and SEI Tax Exempt
                                                                                                           Trust.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES F.                 President          Since 2003     Senior Operations                  N/A                    N/A
VOLK, CPA                                                  Officer, SEI Investments,
42 yrs. old                                                Fund Accounting and
                                                           Administration since
                                                           1996; Assistant Chief
                                                           Accountant for the U.S.
                                                           Securities and Exchange
                                                           Commission from
                                                           1993-1996; Audit Manager,
                                                           Coopers & Lybrand LLP
                                                           from 1985-1993.
------------------------------------------------------------------------------------------------------------------------------------
PETER                    Controller         Since 2004     Director, SEI                      N/A                    N/A
GOLDEN                   and Chief                         Investments, Fund
40 yrs. old           Financial Officer                    Accounting and
                                                           Administration since June
                                                           2001. From March 2000 to
                                                           2001, Vice President of
                                                           Funds Administration for
                                                           J.P. Morgan Chase & Co.
                                                           From 1997 to 2000, Vice
                                                           President of Pension and
                                                           Mutual Fund Accounting
                                                           for Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.                 Chief            Since 2004     Vice President and                 N/A                    N/A
ZITELLI                  Compliance                        Assistant Secretary of
36 yrs. old               Officer                          SEI Investments Global
                                                           Funds Services and SEI
                                                           Investments Distribution
                                                           Co. from 2000-2004; Vice
                                                           President, Merrill Lynch
                                                           & Co. Asset Management
                                                           Group from 1998-2000;
                                                           Associate at Pepper
                                                           Hamilton LLP from
                                                           1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
   1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST        TIME SERVED       DURING PAST 5 YEARS            OFFICER          HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES                   Vice President      Since 2004     Employed by SEI                    N/A                    N/A
NDIAYE                  and Secretary                      Investments Company since
36 yrs. old                                                2004. Vice President,
                                                           Deutsche Asset Management
                                                           from 2003-2004.
                                                           Associate, Morgan, Lewis
                                                           & Bockius LLP from
                                                           2000-2003. Counsel,
                                                           Assistant Vice President,
                                                           ING Variable Annuities
                                                           Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.              Vice President      Since 2000     General Counsel, Vice              N/A                    N/A
BARTO                   and Assistant                      President and
36 yrs. old               Secretary                        Secretary of SEI
                                                           Investments Global
                                                           Funds Services since
                                                           1999; Associate,
                                                           Dechert (law firm)
                                                           from 1997-1999;
                                                           Associate, Richter,
                                                           Miller & Finn (law
                                                           firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN                    Vice President      Since 2002     Middle Office Compliance           N/A                    N/A
MUNERA                  and Assistant                      Officer at SEI
41 yrs. old               Secretary                        Investments since 2000;
                                                           Supervising Examiner at
                                                           Federal Reserve Bank of
                                                           Philadelphia from
                                                           1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.                    Vice           Since 2004     Employed by SEI                    N/A                    N/A
MASTERSON                 President                        Investments Company since
40 yrs. old             and Assistant                      2004. General Counsel,
                          Secretary                        CITCO Mutual Fund
                                                           Services from 2003-2004.
                                                           Vice President and
                                                           Associate Counsel from
                                                           2001-2003. Vice President
                                                           and Assistant Counsel,
                                                           Oppenheimer Funds from
                                                           1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

================================================================================

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the Fund. The mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case--because the return used is not the Fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

------------------------------------------------------------------------
                          BEGINNING     ENDING                  EXPENSE
                           ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                           VALUE         VALUE       EXPENSE    DURING
                           4/30/04     10/31/04      RATIOS     PERIOD*
------------------------------------------------------------------------
SELECT FUND
------------------------------------------------------------------------
ACTUAL FUND RETURN       $ 1,000.00   $   993.30      1.02%     $ 5.11
HYPOTHETICAL 5% RETURN     1,000.00     1,020.01      1.02        5.18
------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                                 FMC SELECT FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
 LONG-TERM                                        CORPORATE
 (15%-RATE)       ORDINARY                        DIVIDENDS     QUALIFYING    FOREIGN
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND       TAX
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS      DEDUCTION     INCOME (1)   CREDIT (2)
------------   -------------   -------------   --------------   ----------   ----------
   66.98%         33.02%          100.00%          52.35%         52.22%        0.00%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief
    Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(2) Foreign tax credit pass through represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

================================================================================

                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-AR-002-0400

================================================================================

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.